UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.1%
Hexcel Corp.	56,177	$3,876,775
Mercury Systems, Inc.(1)	43,648	1,821,431

		$5,698,206

Banks — 9.5%
Ameris Bancorp	38,482	$1,793,261
Columbia Banking System, Inc.	60,362	2,470,617
Sterling Bancorp	151,032	3,352,910
Stock Yards Bancorp, Inc.	57,349	2,187,864
Texas Capital Bancshares, Inc.(1)	31,081	2,822,155
Western Alliance Bancorp(1)	43,691	2,478,154
Wintrust Financial Corp.	29,602	2,596,983

		$17,701,944

Biotechnology — 1.4%
Ligand Pharmaceuticals, Inc.(1)	11,495	$2,509,703

		$2,509,703

Capital Markets — 3.0%
Cohen & Steers, Inc.	91,927	$3,850,822
Lazard, Ltd., Class A	32,330	1,755,519

		$5,606,341

Chemicals — 4.5%
Balchem Corp.	30,678	$3,076,696
NewMarket Corp.	6,575	2,692,068
Valvoline, Inc.	110,937	2,506,067

		$8,274,831

Commercial Services & Supplies — 4.9%
Brink’s Co. (The)	37,275	$2,976,409
Deluxe Corp.	47,026	2,771,242
Multi-Color Corp.	51,304	3,404,020

		$9,151,671

Communications Equipment — 0.5%
NETGEAR, Inc.(1)	14,349	$944,882

		$944,882

Diversified Consumer Services — 6.3%
Bright Horizons Family Solutions, Inc.(1)	17,899	$1,915,014
Grand Canyon Education, Inc.(1)	42,907	4,999,952
ServiceMaster Global Holdings, Inc.(1)	85,327	4,862,786

		$11,777,752

Electric Utilities — 1.4%
ALLETE, Inc.	33,231	$2,576,399

		$2,576,399

Security	Shares	Value
Electrical Equipment — 1.4%
EnerSys	31,098	$2,552,213

		$2,552,213

Electronic Equipment, Instruments & Components — 3.0%
Dolby Laboratories, Inc., Class A	60,419	$3,894,004
FLIR Systems, Inc.	28,108	1,647,129

		$5,541,133

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	62,655	$1,714,241

		$1,714,241

Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	50,710	$1,373,227
CubeSmart	88,063	2,673,592
DCT Industrial Trust, Inc.	49,182	3,288,800
Education Realty Trust, Inc.	28,455	1,176,899
STORE Capital Corp.	33,802	927,865

		$9,440,383

Food & Staples Retailing — 2.5%
Performance Food Group Co.(1)	128,790	$4,617,121

		$4,617,121

Food Products — 0.8%
Lancaster Colony Corp.	10,755	$1,559,798

		$1,559,798

Gas Utilities — 1.4%
ONE Gas, Inc.	34,198	$2,634,614

		$2,634,614

Health Care Equipment & Supplies — 7.5%
ICU Medical, Inc.(1)	14,640	$4,198,752
Integra LifeSciences Holdings Corp.(1)	46,959	2,926,954
Masimo Corp.(1)	17,361	1,726,031
West Pharmaceutical Services, Inc.	38,889	4,264,179
Wright Medical Group NV(1)	32,198	818,795

		$13,934,711

Health Care Providers & Services — 3.3%
Addus Homecare Corp.(1)	23,960	$1,584,954
Amedisys, Inc.(1)	38,530	3,607,564
Chemed Corp.	2,974	939,873

		$6,132,391

Health Care Technology — 0.9%
Cotiviti Holdings, Inc.(1)	36,818	$1,643,556

		$1,643,556

Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	28,064	$1,763,542

		$1,763,542

Household Products — 1.5%
Central Garden & Pet Co., Class A(1)	68,051	$2,730,206

		$2,730,206

Security	Shares	Value
Insurance — 4.4%
First American Financial Corp.	51,665	$2,893,240
Horace Mann Educators Corp.	75,159	3,284,448
RLI Corp.	26,859	2,007,979

		$8,185,667

IT Services — 6.5%
Black Knight, Inc.(1)	56,825	$2,935,011
Conduent, Inc.(1)	104,044	1,868,630
CSG Systems International, Inc.	66,501	2,704,596
Euronet Worldwide, Inc.(1)	48,726	4,479,869

		$11,988,106

Machinery — 2.3%
Milacron Holdings Corp.(1)	102,543	$2,138,022
RBC Bearings, Inc.(1)	15,121	2,198,291

		$4,336,313

Marine — 1.5%
Kirby Corp.(1)	32,497	$2,711,875

		$2,711,875

Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	11,728	$1,547,510
Jagged Peak Energy, Inc.(1)	41,577	594,551
PDC Energy, Inc.(1)	40,145	2,528,332

		$4,670,393

Pharmaceuticals — 1.6%
Catalent, Inc.(1)	72,610	$3,027,837

		$3,027,837

Road & Rail — 1.3%
Landstar System, Inc.	22,476	$2,498,207

		$2,498,207

Software — 9.1%
ACI Worldwide, Inc.(1)	165,751	$4,283,006
Altair Engineering, Inc., Class A(1)	97,497	3,422,144
Blackbaud, Inc.	32,369	3,230,750
Ceridian HCM Holding, Inc.(1)	18,626	610,188
RealPage, Inc.(1)	98,391	5,421,344

		$16,967,432

Specialty Retail — 0.6%
Monro, Inc.	17,875	$1,205,669

		$1,205,669

Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc.	15,788	$1,655,056
Gildan Activewear, Inc.	26,535	680,623
Steven Madden, Ltd.	34,659	1,873,319

		$4,208,998

Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.(1)	33,934	$1,303,066

		$1,303,066

Security	Shares	Value
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	45,681	$3,410,087

		$3,410,087

Total Common Stocks (identified cost $131,162,209)		$183,019,288

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(2)	2,678,261	$2,678,261

Total Short-Term Investments (identified cost $2,678,261)		$2,678,261

Total Investments — 99.9% (identified cost $133,840,470)		$185,697,549

Other Assets, Less Liabilities — 0.1%		$124,150

Net Assets — 100.0%		$185,821,699

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $36,838.

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$183,019,288	*	$—	$—	$183,019,288
Short-Term Investments	—		2,678,261	—	2,678,261
Total Investments	$183,019,288		$2,678,261	$—	$185,697,549

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018